Note 3 - Going Concern (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 09, 2021	Sep. 08, 2021
Working Capital Surplus (Deficit)	$ 17,397
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending Balance	12,393
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	1,682	$ (2,868)
Net Cash Provided by (Used in) Operating Activities, Total	9,347	$ (278)
Contractual Obligation, Total	217,293
Contractual Obligation, to be Paid, Year One	172,793
Subsequent Event [Member]
Contractual Obligation, Total				$ 217,293
Contractual Obligation, Portion Payable in the Remainder of Fiscal Year, Amount That Has Been Settled			$ 6,015
Subsequent Event [Member] | Commitment Letter for a Senior Secured Loan Facility [Member]
Debt Instrument, Unused Borrowing Capacity, Amount				107,709
Subsequent Event [Member] | Line of Credit [Member]
Debt Instrument, Unused Borrowing Capacity, Amount				$ 41,615
Subsequent Event [Member] | Acquisition of VLCC Companies [Member]
Business Acquisition, Percentage of Voting Interests Acquired				65.00%
A Company Affiliated With Mr. Evangelos J. Pistiolis [Member]
Line of Credit Facility, Maximum Borrowing Capacity	23,815
Acquisition of Fleet [Member]
Contractual Obligation, Total	57,143
Contractual Obligation, to be Paid, Year One	$ 51,128